BUSINESS COMBINATIONS (Details)				1 Months Ended			12 Months Ended
	Oct. 21, 2025 USD ($)	Oct. 09, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) Vote Right shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Jul. 01, 2025	Jun. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
BUSINESS COMBINATIONS
Contingent consideration liability						$ 434,174	$ 434,174	$ 399,236				$ 0
Goodwill						1,728,108	1,728,108	$ 5,157,376				$ 2,246,619	$ 2,403,722
DeliveryCircle LLC
BUSINESS COMBINATIONS
Percentage of equity interests acquired			46.00%
Percentage of voting equity interests acquired			57.00%
Number of voting members | Right			4
Total number of voting members | Vote			7
Contingent consideration liability						576,000	$ 576,000
Revenue growth percentage							20.00%
Goodwill			$ 791,000
Payments to acquire business						350,000
Unpaid cash consideration payable						$ 170,000	$ 170,000
DeliveryCircle LLC | January 2025 Note
BUSINESS COMBINATIONS
Debt instrument - principal											$ 170,000
Debt instrument - interest											$ 6,000
Interest rate									18.00%		14.00%
Debt instrument - interest rate in case of default											19.00%
Debt instrument periodic payment principal					$ 26,000
Accrued interest					14,000
Legal fees					3,000
DeliveryCircle LLC | January 2025 Note | Subsequent events
BUSINESS COMBINATIONS
Debt instrument - principal											$ 170,000
Debt instrument - interest											$ 6,000
Interest rate									18.00%		14.00%
Debt instrument - interest rate in case of default											19.00%
Borrowings	$ 153,126									$ 176,000
Accrued and unpaid interest										$ 14,000
Debt instrument periodic payment principal	149,790				26,000
Accrued interest	$ 3,336				14,000
Legal fees					$ 3,000
Forbearance fee				$ 10,000
DeliveryCircle LLC | Class A Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares			842,157
DeliveryCircle LLC | Class P Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares			207,843
DeliveryCircle LLC | Series A Units
BUSINESS COMBINATIONS
Number of membership interests acquired | shares			3,063
Green Energy Gains
BUSINESS COMBINATIONS
Business combination, number of shares issued | shares		160,000
Number of common shares issued as merger consideration | shares		88,000
Consideration transferred, equity interests issued and issuable		$ 161,440
Goodwill		$ 259,347
Percentage of equity interest in acquiree		60.00%
Share price of acquisition | $ / shares		$ 1
Minimum percentage of ownership		4.90%
Green Energy Gains | Greg Kendall
BUSINESS COMBINATIONS
Percentage of equity interests acquired		40.00%
Number of common shares issued as merger consideration | shares		72,000
Share price of acquisition | $ / shares		$ 1